Share capital (Tables)	3 Months Ended
Mar. 31, 2026
Share capital [abstract]
Schedule of changes in share capital

Reconciliation of the Company’s share capital is as follows:

	Class A shares		Class B shares		Warrants
	#	$	#	$	#	$
Balance, December 31, 2024	12	151,701	2,299,502	150,318,624	210,370	1,997,759

Shares issued - convertible debentures [a, b]	—	—	399,071	2,495,090	—	—
Exercise of options [c]	—	—	12,500	70,591	—	—
Warrants issued [d,e,f]	—	—	—	—	346,806	—
Warrants expired [g]	—	—	—	—	(30,770)	(618,578)
Balance, March 31, 2025	12	151,701	2,711,073	152,884,305	526,406	1,379,181

Balance, December 31, 2025	42	152,247	3,887,729	169,551,044	32	10,009
Shares issued - convertible Debentures [h]	—	—	16,748	88,978	—	—
Warrants issued [i]	—	—	—	—	1,249,984	—
Exercise of RSUs [j]	—	—	44,415	1,458,141	—	—
Shares issued for debt [k]	—	—	370,457	839,896	—	—
Shares issued [l]	—	—	1,536,341	5,395,700	—	—
Warrants expired [m]	—	—	—	—	(32)	(10,009)
Balance, March 31, 2026	42	152,247	5,855,690	177,333,759	1,249,984	—
[a]	On February 7, 2025, a partial amount of the January 2025 Debentures was converted into an aggregate of 152,577 Class B Subordinate Voting Shares (Note 12). On February 26, 2025, the remaining amount was converted into an aggregate of 221,237 Class B Subordinate Voting Shares (Note 12). Thus, the total number of Class B Subordinate Voting Shares issued upon conversion of the January 2025 Debentures was 373,814 with a total value of $2,463,902 transferred to share capital.

[b]	On March 25, 2025, the full amount of the March 6, 2025 Debenture of $100,000 was converted into an aggregate of 25,257 Class B shares with a value of $31,188 (Note 12).

[c]	During the three months ended March 31, 2025, the Company issued an aggregate of 12,500 Class B shares upon the exercise of 12,500 share options with an exercise price C$5.25 for total gross proceeds of $45,887. Total amount of $70,591 was transferred to share capital. The market prices on the dates of option exercise ranged between $8.56 to $11.32 per share.

[d]	During the three months ended March 31, 2025, 152,577 warrants of the Company were issued as part of the issuance of January 2025 Debentures (Note 12).

[e]	During the three months ended March 31, 2025, 10,309 warrants of the Company were issued as part of the issuance of March 6, 2025 Debentures (Note 12).

[f]	During the three months ended March 31, 2025, 183,920 warrants of the Company were issued as part of the issuance of March 28, 2025 Debentures (Note 12).

[g]	During the three months ended March 31, 2025, 30,770 warrants expired unexercised.
[h]	On March 31, 2026, a partial amount of the March 2026 Debentures was converted into an aggregate of 16,748 Class B Subordinate Voting Shares with a total value of $88,978 transferred to share capital (Note 13).

[i]	During the three months ended March 31, 2026, 1,249,984 warrants of the Company were issued as part of the issuance of March 2026 Debentures (Note 12).

[j]	During the three months ended March 31, 2026, 96,000 RSUs were exercised into 44,415 Class B Subordinate Voting Shares, which were issued to non-arm’s length parties (Note 20). Total of $1,458,141 was transferred to share capital.

[k]	During the three months ended March 31, 2026, the Company settled an aggregate of $839,896 amounts owing to various creditors, through the issuance of 370,457 Class B Subordinate Voting Shares at price of $2.27 (C$3.11) per Class B Subordinate Voting Share. Of the total shares issued, 300,000 Class B Subordinate Voting Shares valued at $680,157 were issued to settle a bonus accrual of $645,570 owing to management of the Company (Note 20). The Company incurred a net loss on settlement of debt of $35,802 during the three months ended March 31, 2026.

[l]	During the three months ended March 31, 2026, pursuant to the ATM agreement, the Company issued 1,536,341 common shares for a total increase in share capital of $5,395,700, of which gross proceeds of $5,553,296 were received. A total cash commission of $138,832 based on 2.50% of the aggregate gross proceeds, plus other trading expenses of $18,764 resulted in total share issuance costs of $157,596.

[m]	During the three months ended March 31, 2026, 32 warrants expired unexercised.

Schedule of changes in share capital

The changes in the number of warrants outstanding during the three months ended March 31, 2026, and 2025:

	Number of warrants	Weighted average exercise price
	#	C$
Outstanding as at December 31, 2025	32	1,737.65

Issued	1,249,984	3.75
Expired	(32)	1,737.65
Outstanding as at March 31, 2026	1,249,984	3.75

	Number of warrants	Weighted average exercise price
	#	C$
Outstanding as at December 31, 2024	210,370	250.33

Issued	346,806	6.18
Expired	(30,770)	5.33
Outstanding as at March 31, 2025	526,406	83.83

Schedule of number of warrants outstanding and exercise price	The following table is a summary of the Company’s warrants outstanding as at March 31, 2026:
	Exercise price	Number outstanding
Expiry Date	C$	#
March 20, 2031	3.75	1,249,984
	3.75	1,249,984